Income Taxes - Schedule of Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
PRC Statutory income tax rates	25.00%	25.00%	25.00%
Change in valuation allowance	(23.20%)	(15.30%)	(25.60%)
Permanent book — tax difference	(2.00%)	(9.90%)	1.60%
Difference in EIT rates of certain subsidiaries	0.00%	0.20%	(1.00%)
Total	(0.20%)	0.00%	0.00%